21. Employees benefits (Details 12)	12 Months Ended
Dec. 31, 2018
Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$81,430
Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$81,436
Unfunded plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$233,665
Unfunded plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$275,063
Unfunded plan | Wage growth rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$280,410
Unfunded plan | Wage growth rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$241,841